Pension and Other Employee Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of performance obligations [abstract]
Schedule of Net Defined Benefit Obligation
Defined benefit liabilities as of June 30, 2024 and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Present value of defined benefit obligations	1,699,913	1,942,451
Fair value of plan assets	(111,939)	(116,768)

Net defined benefit obligations	1,587,974	1,825,683

Defined benefit liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Present value of defined benefit obligations	1,942,451	1,459,979
Fair value of plan assets	(116,768)	(118,121)

Net defined benefit obligations	1,825,683	1,341,858

Schedule of Changes in the Defined Benefit Obligation and Planned Assets
The details of changes in the defined benefit obligation are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Beginning	1,942,451	1,459,979
Current service cost	247,838	394,636
Re-measurement element
- Actuarial gain due to changes in financial assumptions	—	279,938
Payment made	(370,975)	(157,519)
Foreign currency translation differences for foreign operations	(119,401)	(34,583)

Ending	1,699,913	1,942,451

The details of changes in the planned assets are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Beginning	116,768	118,121
Re-measurement Element
- Gain from plan assets	2,570	6,455
- Actuarial gain due to changes in financial assumptions	—	(4,894)
Foreign currency translation differences for foreign operations	(7,399)	(2,914)

Ending	111,939	116,768

The details of changes in the defined benefit obligation are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Beginning	1,459,979	1,174,807
Current service cost	394,636	286,420
Re-measurement element
- Actuarial gain due to changes in financial assumptions	279,938	360,625
Payment made	(157,519)	(293,684)
Foreign currency translation differences for foreign operations	(34,583)	(68,189)

Ending	1,942,451	1,459,979

The details of changes in the planned assets are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022

Beginning	118,121	123,845
Re-measurement Element
- Gain from plan assets	6,455	3,287
- Actuarial gain due to changes in financial assumptions	(4,894)	(1,919)
Foreign currency translation differences for foreign operations	(2,914)	(7,092)

Ending	116,768	118,121

Schedule of Composition of Planned Assets	The details of the composition of planned assets are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Deposit	111,939	116,768
The details of the composition of planned assets are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022

Deposit	116,768	118,121

Summary of Major Actuarial Assumptions	The details of major actuarial assumptions are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Expected salary increase rate	4,50%	4,50%
Discount rate	4.32%	4.32%

The details of major actuarial assumptions are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Expected salary increase rate	4,50%	4,50%
Discount rate	4.32%	5.18%